short-term borrowings (Details) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of detailed information about borrowings
Long-term debt	$ 16,579	$ 14,101	$ 14,145
Short-term borrowings	100	100	$ 113
TELUS Communications Inc. | Revolving period securitization agreement
Disclosure of detailed information about borrowings
Cash proceeds from monthly sales	100	100
Trade receivables sold	126	120
Short-term borrowings	100	100
TELUS Communications Inc. | Revolving period securitization agreement | Maximum
Disclosure of detailed information about borrowings
Trade receivables that can be sold under the securitization agreement	$ 500	$ 500